CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Shares Number	Equity Units Number	Common Shares and Equity Units Amount USD ($)	Contributed Surplus USD ($)	Warrants USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive income (loss) USD ($)
Balance at Dec. 31, 2011				$ 244,023,265	$ 5,171,603		$ 17,143,278	$ (292,183,986)	$ 41,742
Balance, (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss								(10,025,101)
Other comprehensive income									169,941
Stock option compensation							2,682,742
Fair value of options exercised				63,137			(63,137)
Common shares issued for:
Convertible notes restructure				37,185,877
Convertible notes restructure (in shares)		12,412,501
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Balance at Dec. 31, 2012				283,482,779	5,171,603		19,762,883	(302,209,087)	211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236
Common shares issued for:
Private placement				4,478,566
Private placement (in shares)		1,750,000
Option exercises				677,718
Option exercises (in shares)		1,560,188
Debt settlement				2,175
Debt settlement (in shares)		750
Net loss								(15,436,410)
Other comprehensive loss									(214,257)
Stock option compensation							594,517
Fair value of options exercised				508,175			(508,175)
Fair value of warrants issued						543,915
Balance at Dec. 31, 2013	(2,933,915)			289,149,413	5,171,603	543,915	19,849,225	(317,645,497)	(2,574)
Balance (in shares) at Dec. 31, 2013		75,522,411	500,236
Net loss								(24,880,770)
Other comprehensive income									19,578
Stock option compensation							207,533
Fair value of options exercised				76,659			(76,659)
Equity Units converted to shares		500,136	(500,136)
Equity component - convertible notes					6,511,041
Common shares issued for:
Option exercises				100,100
Option exercises (in shares)		55,000
Balance at Dec. 31, 2014	$ (20,976,433)			$ 289,326,172	$ 11,682,644	$ 543,915	$ 19,980,099	$ (342,526,267)	$ 17,004
Balance (in shares) at Dec. 31, 2014		76,077,547	100